Pension and Other Postretirement Benefit Plans 4 (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Jun. 07, 2013
Successor [Member] | Pension Benefits [Member]
Amounts recognized in accumulated other comprehensive loss, before tax:
Net actuarial (gain)/loss	$ (100)	$ (39)
Prior service cost/(credit)	0	0
Net amount recognized	(100)	(39)
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year:
Net actuarial (gain)/loss	0	3
Prior service cost/(credit)	0	0
Net amount recognized	0	3
Successor [Member] | Other Retiree Benefits [Member]
Amounts recognized in accumulated other comprehensive loss, before tax:
Net actuarial (gain)/loss	(20)	(14)
Prior service cost/(credit)	(21)	(14)
Net amount recognized	(41)	(28)
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year:
Net actuarial (gain)/loss	0	0
Prior service cost/(credit)	(6)	(6)
Net amount recognized	(6)	(6)
Predecessor [Member] | Pension Benefits [Member]
Amounts recognized in accumulated other comprehensive loss, before tax:
Net actuarial (gain)/loss			1,350	1,260
Prior service cost/(credit)			27	27
Net amount recognized			1,377	1,287
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year:
Net actuarial (gain)/loss			96
Prior service cost/(credit)			2
Net amount recognized			98
Predecessor [Member] | Other Retiree Benefits [Member]
Amounts recognized in accumulated other comprehensive loss, before tax:
Net actuarial (gain)/loss			35	29
Prior service cost/(credit)			(7)	(7)
Net amount recognized			28	22
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year:
Net actuarial (gain)/loss			2
Prior service cost/(credit)			(6)
Net amount recognized			$ (4)